LINE OF CREDIT (Details Narrative) - Revolving Credit Facility [Member] - PRIMEGEN US, INC. [Member] - USD ($)	Jan. 05, 2026	Jun. 30, 2026	May 01, 2026	Apr. 30, 2026
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000		$ 2,500,000	$ 2,000,000
Line of credit facility , interest rate description	Borrowings on the Line of Credit are collateralized by a certificate of deposit held by Sam Fong and Miranda Fong and bear interest at an index rate (the “Index”), which is equal to the interest rate on the certificate of deposit being held as collateral, plus 1.25%. The Index as of June 30, 2026 is equal to 3.534% per annum, resulting in an interest rate of 4.784% per annum.
Line of credit interest rate	4.784%
Amount of line of credit outstanding		$ 1,650,000